Commitments and Contingent Liabilities - Schedule of Future Minimum Lease Payments under Capital Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
2014	$ 776
2015	797
2016	839
2017	839
2018	839
Thereafter	6,982
Total minimum lease payments	11,072
Less: Amount representing interest	3,739
Present value of minimum lease payment, net	$ 7,333